Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Entity Registrant Name	FINANCIAL INVESTORS TRUST
Entity Central Index Key	0000915802
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2019
Document Effective Date	Aug. 31, 2019
Prospectus Date	Aug. 31, 2019